Intangible Assets, Net	6 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Intangible Assets, Net

9. Intangible Assets, Net

As of March 31, 2026 and September 30, 2025, intangible assets, net, consisted of the following:

	As of
	March 31, 2026	September 30, 2025

Intangible assets, gross	$2,060,842	$1,368,417
Less: accumulated amortization	(707,599)	(467,382)
Intangible assets, net	$1,353,243	$901,035

The Company acquired a fintech solution from a third-party vendor in August 2024 for $1,158,243 (equivalent to MOP 9,270,000). This solution is an AI-driven algorithmic platform offering a range of fintech services, including algorithmic and big data models to its customers. Upon acquisition, the vendor transferred full ownership and all related rights of the fintech solution to the Company.

The Company acquired a blockchain system from a third-party vendor in July 2025 for $212,008 (equivalent to MOP 1,699,500). This system is a proprietary distributed-ledger technology platform designed to support secure, transparent, and efficient transaction processing and to enable the provision of blockchain-based services to its customers. Upon acquisition, the vendor transferred full ownership and all related rights of the blockchain system to the Company.

The Company entered into a contract to upgrade the existing algorithmic and big data models. The total contract sum amounted to $701,835 (equivalent to MOP 5,665,000). The upgrade project was completed and placed into service on December 17, 2025. Upon completion, the vendor transferred full ownership and all related rights of the upgraded models to the Company. The upgrade is expected to enhance the functionality and performance of the existing fintech solution acquired in August 2024. The intangible asset, as upgraded, has an estimated useful life of three years from the date it is placed into service.

Amortization expense was $245,365, $192,882 and $nil for the six months ended March 31, 2026, 2025 and 2024, respectively.

The estimated aggregate intangible asset amortization expense for the next three fiscal years is as follows:

For the years ending March 31,	Estimated Amortization Expense
2027	$511,317
2028	511,317
2029	330,609
$1,353,243

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024